Segments - Operating business units (Details) l in Billions		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018 segment Bcf l
Disclosure of operating segments [line items]
Number of Reportable Segments | segment		6
ORYX GTL
Disclosure of operating segments [line items]
Interest in joint ventures (as a percent)	49.00%
Escravos GTL
Disclosure of operating segments [line items]
Interest in associates (as a percent)	10.00%
Energy | ORYX GTL
Disclosure of operating segments [line items]
Interest in joint ventures (as a percent)		49.00%
Energy | Escravos GTL
Disclosure of operating segments [line items]
Interest in associates (as a percent)		10.00%
Energy | South Africa
Disclosure of operating segments [line items]
Annual sales of liquid fuels | l		9
Annual sales of natural and methane-rich gas | Bcf		55